Note 3 - Changes in Accounting Policies and Disclosures (Details Textual)	Jan. 01, 2019
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.00%
Bottom of range [member] | IFRS 16 [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	2.15%
Top of range [member] | IFRS 16 [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	12.30%